Warrants	9 Months Ended
Sep. 30, 2025
Warrants [Abstract]
Warrants

11. Warrants

As of September 30, 2025, outstanding Common Share warrants and exercise prices related to unit offerings are as follows:

Exercise Price	Number of Shares	Expiry Date
$6,000.00	20	January 2028
11,000.00	32	August 2030
233.75	753	August 2028
10,000.00	332	June 2028
1.83	1,092,896	March 2030
1.83	1,092,896	November 2026
1.00	7,592,500	September 2030
2.29	1,844	March 2030
2.29	547	March 2030
2.29	35,041	March 2030
2.29	17,213	March 2030

During the periods ended September 30, 2025 and December 31, 2024, 969,429 and 21,780 pre-funded warrants were exercised, respectively..